Shareholders' Equity and Redeemable Non-controlling Interests, Treasury shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares held as treasury shares: [Abstract]
Beginning balance (in shares)	10,675,605
Purchase of ordinary shares (in shares)	4,397,754	5,163,334	50,685
Ending balance (in shares)	14,698,931	10,675,605
Treasury shares [Member]
Ordinary shares held as treasury shares: [Abstract]
Beginning balance (in shares)	10,675,605	6,030,408	6,568,745
Share-based compensation (in shares)	(291,104)	(468,131)	(263,786)
Employee stock purchase plan (in shares)	(83,324)	(50,006)	(325,236)
Purchase of ordinary shares (in shares)	4,397,754	5,163,334	50,685
Ending balance (in shares)	14,698,931	10,675,605	6,030,408